AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
February 28, 2025
	Shares	Value
Common Stocks - 98.0%
Communication Services - 3.4%
IPSOS, S.A. (France)	8,898	$444,623
Nihon Falcom Corp. (Japan)	49,225	370,818
Paradox Interactive AB (Sweden)	25,245	488,155

Total Communication Services		1,303,596
Consumer Discretionary - 16.2%
Cairn Homes PLC (Ireland)	306,193	684,044
Garrett Motion, Inc. (Switzerland)[1]	58,360	563,758
Gift Holdings, Inc. (Japan)	45,874	1,108,449
Hamee Corp. (Japan)	64,808	574,433
Max Stock, Ltd. (Israel)[1]	190,267	740,314
Mazda Motor Corp. (Japan)	55,455	372,781
MIPS AB (Sweden)	5,515	250,548
Niterra Co., Ltd. (Japan)	19,600	578,347
Samsonite International, S.A. (United States)[2]	170,100	472,294
Vistry Group PLC (United Kingdom)*	41,603	322,977
Yossix Holdings Co., Ltd. (Japan)	32,904	622,342

Total Consumer Discretionary		6,290,287
Consumer Staples - 8.7%
Becle SAB de CV (Mexico)	291,650	249,593
First Pacific Co., Ltd. (Hong Kong)	1,368,332	801,281
Grupo Herdez SAB de CV (Mexico)	201,138	525,597
Hilton Food Group PLC (United Kingdom)	42,240	454,293
Kusuri no Aoki Holdings Co., Ltd. (Japan)	25,325	525,606
Sarantis, S.A. (Greece)	61,239	805,513

Total Consumer Staples		3,361,883
Financials - 10.2%
BFF Bank S.P.A. (Italy)[2]	54,559	457,385
Coface, S.A. (France)	32,400	554,893
FRP Advisory Group PLC (United Kingdom)	274,370	484,908
Integral Corp. (Japan)	21,400	498,947
Omni Bridgeway, Ltd. (Australia)*	429,244	354,240
Phoenix Financial, Ltd. (Israel)	28,272	508,270
Tel Aviv Stock Exchange, Ltd. (Israel)	81,653	1,085,057

Total Financials		3,943,700
Health Care - 4.2%
Haw Par Corp., Ltd. (Singapore)	64,300	606,134
Riverstone Holdings, Ltd. (Singapore)	762,700	570,000
Siegfried Holding AG (Switzerland)	427	457,213

Total Health Care		1,633,347
Industrials - 27.6%
ADENTRA, Inc. (Canada)	27,824	644,467
	Shares	Value

Alliance Global Group, Inc. (Philippines)	2,638,716	$295,756
Clarkson PLC (United Kingdom)	13,636	760,681
Creek & River Co., Ltd. (Japan)	42,200	470,342
Delta Plus Group (France)[1]	6,759	395,446
DMG Mori Co., Ltd. (Japan)	38,500	687,157
GVS S.P.A. (Italy)*,1,2	77,094	396,017
Hammond Power Solutions, Inc. (Canada)	4,634	273,892
Hosokawa Micron Corp. (Japan)	17,850	471,390
Howden Joinery Group PLC (United Kingdom)	54,485	533,205
Inabata & Co., Ltd. (Japan)	28,600	595,246
Krones AG (Germany)	3,787	515,989
NFI Group, Inc. (Canada)*	54,169	434,326
Nippon Parking Development Co., Ltd. (Japan)	429,875	588,028
Nisso Holdings Co., Ltd. (Japan)	84,000	437,493
Richelieu Hardware, Ltd. (Canada)	20,250	512,986
Senshu Electric Co., Ltd. (Japan)	30,840	985,961
Shinnihon Corp. (Japan)	65,900	661,518
Ten Pao Group Holdings, Ltd. (China)	2,237,700	515,039
UT Group Co., Ltd. (Japan)	33,800	505,292

Total Industrials		10,680,231
Information Technology - 15.9%
Ai Holdings Corp. (Japan)	33,650	434,442
Argo Graphics, Inc. (Japan)	17,125	576,854
Broadleaf Co., Ltd. (Japan)	139,100	589,761
Digital Hearts Holdings Co., Ltd. (Japan)	56,075	396,596
Digital Information Technologies Corp. (Japan)	55,046	890,861
Incap Oyj (Finland)*	43,652	504,446
Kaga Electronics Co., Ltd. (Japan)	23,600	418,237
Kitron A.S.A. (Norway)	269,803	957,686
Macnica Holdings, Inc. (Japan)	33,700	407,951
Tsuzuki Denki Co., Ltd. (Japan)	32,500	504,847
ULS Group, Inc. (Japan)	14,900	483,531

Total Information Technology		6,165,212
Materials - 10.0%
Corticeira Amorim SGPS, S.A. (Portugal)[1]	55,273	468,930
Elopak A.S.A. (Norway)	207,151	744,863
Hill & Smith PLC (United Kingdom)	32,391	789,212
Huhtamaki Oyj (Finland)	17,591	653,839
Marshalls PLC (United Kingdom)	123,320	380,055
Vidrala, S.A. (Spain)	7,932	816,971

Total Materials		3,853,870

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Real Estate - 1.8%
Far East Consortium International, Ltd. (Hong Kong)	3,161,714	$333,366
Safestore Holdings PLC, REIT (United Kingdom)	46,460	355,113

Total Real Estate		688,479

Total Common Stocks (Cost $39,291,338)		37,920,605

Principal Amount
Short-Term Investments - 1.5%
Joint Repurchase Agreements - 0.1%[3]
Bank of America Securities, Inc., dated 02/28/25, due 03/03/25, 4.360% total to be received $19,438 (collateralized by various U.S. Treasuries, 0.000% - 4.500%, 05/31/29 - 11/15/49, totaling $19,820)	$19,431	19,431
	Principal Amount	Value
Repurchase Agreements - 1.4%
Fixed Income Clearing Corp., dated 02/28/25, due 03/03/25, 4.100% total to be received $559,191 (collateralized by a U.S. Treasury Note, 3.875%, 12/31/27, totaling $570,226)	$559,000	$559,000

Total Short-Term Investments (Cost $578,431)		578,431
Total Investments - 99.5% (Cost $39,869,769)		38,499,036
Other Assets, less Liabilities - 0.5%		203,822
Net Assets - 100.0%		$38,702,858

*	Non-income producing security.
[1]	Some of these securities, amounting to $990,870 or 2.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, the value of these securities amounted to $1,325,696 or 3.4% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of February 28, 2025:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$3,071,912	$7,608,319	—	$10,680,231
Consumer Discretionary	1,988,116	4,302,171	—	6,290,287
Information Technology	504,446	5,660,766	—	6,165,212
Financials	839,148	3,104,552	—	3,943,700
Materials	1,124,918	2,728,952	—	3,853,870
Consumer Staples	2,034,996	1,326,887	—	3,361,883
Health Care	570,000	1,063,347	—	1,633,347
Communication Services	858,973	444,623	—	1,303,596
Real Estate	333,366	355,113	—	688,479
Short-Term Investments
Joint Repurchase Agreements	—	19,431	—	19,431
Repurchase Agreements	—	559,000	—	559,000
Total Investments in Securities	$11,325,875	$27,173,161	—	$38,499,036

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended February 28, 2025, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at February 28, 2025, was as follows:
Country	% of Long-Term Investments
Australia	0.9
Canada	4.9
China	1.4
Finland	3.1
France	3.7
Germany	1.4
Greece	2.1
Hong Kong	3.0
Ireland	1.8
Israel	6.2
Italy	2.2
Japan	38.9
Country	% of Long-Term Investments
Mexico	2.0
Norway	4.5
Philippines	0.8
Portugal	1.2
Singapore	3.1
Spain	2.2
Sweden	1.9
Switzerland	2.7
United Kingdom	10.8
United States	1.2
100.0

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at February 28, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$990,870	$19,431	$1,024,829	$1,044,260
The following table summarizes the securities received as collateral for securities lending at February 28, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.875%	03/25/25-11/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.